UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2010


Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Philadelphia Financial Management of San Francisco, LLC
Address:          450 Sansome St., Suite 1500
		  San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463


Signature, Place, and Date of Signing:


	/s/ Rachael Clarke             San Francisco, CA        02/11/2011
	------------------	       -----------------	----------
	     Signature			  City, State		   Date



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     26

Form 13F Information Table Value Total:               $241,431

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                             FORM 13F INFORMATION TABLE
                                                   AS OF 12/31/2010


                       TITLE                 VALUE    SHARES/   SH/  PUT/  INVSTMT         OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN        MANAGERS  SOLE  SHARED   NONE
-------------------  ----------  ------    --------  --------   ---  ----  -------        --------  ----  ------   ----


AMERICAN CAP STRATEGIES
  LTD COM STK		  COM	  02503Y103   11,211  1,482,986	 SH	   Shared-defined  1234	    1,482,986
AMERICAN EQUITY
  INVESTMENT LIF COM STK  COM	  025676206    3,749	298,702	 SH	   Shared-defined   123	      298,702
CNA FINL CORP COM STK	  COM	  126117100    8,838	326,735	 SH	   Shared-defined  1234	      326,735
CAREER ED CORP COM STK	  COM	  141665109   10,678	515,099	 SH	   Shared-defined  1234	      515,099
EPIQ SYSTEMS INC	  COM	  26882D109    4,210	306,607	 SH	   Shared-defined   123	      306,607
ENCORE CAP GROUP
  INC COM STK		  COM	  292554102   14,161	603,867	 SH	   Shared-defined   123	      603,867
JPMORGAN CHASE & CO COM	  COM	  46625H100    8,006	188,743	 SH	   Shared-defined  1234	      188,743
KNIGHT CAPITAL GROUP
  INC COM STK		  COM	  499005106    6,555	475,339	 SH	   Shared-defined  1234	      475,339
LPL INVESTMENT
  HOLDING INC		  COM	  50213H100    3,939	108,312	 SH	   Shared-defined  1234	      108,312
MF GLOBAL HOLDINGS
  LTD COM STK		  COM	  55277J108   19,550  2,338,501	 SH	   Shared-defined  1234	    2,338,501
META FINL GROUP
  INC COM STK		  COM	  59100U108    1,398	101,434	 SH	   Shared-defined   123	      101,434
METROCORP BANCSHARES
  INC COM STK		  COM	  591650106    2,169	597,537	 SH	   Shared-defined   123	      597,537
MOLINA HEALTHCARE
  INC COM STK		  COM	  60855R100   10,505	377,183	 SH	   Shared-defined  1234	      377,183
MORGAN STANLEY COM STK	  COM	  617446448   12,231	449,522	 SH	   Shared-defined  1234	      449,522
NELNET INC CL A COM STK	  COM	  64031N108   11,280	476,161	 SH	   Shared-defined   123	      476,161
PORTFOLIO RECOVERY
  ASSOCS INC COM STK	  COM	  73640Q105   10,531	140,037	 SH	   Shared-defined  1234	      140,037
REINSURANCE GROUP AMER
  INC CL A COM STK	  COM	  759351604   10,164	189,231	 SH	   Shared-defined  1234	      189,231
SEABRIGHT HOLDINGS INC	  COM	  811656107   11,687  1,267,544	 SH	   Shared-defined   123	    1,267,544
THL CREDIT INC		  COM	  872438106    9,196	706,820	 SH	   Shared-defined  1234	      706,820
UNUM GROUP COM STK	  COM	  91529Y106    9,767	403,279	 SH	   Shared-defined  1234	      403,279
WELLPOINT INC		  COM	  94973V107   10,693	188,067	 SH	   Shared-defined  1234	      188,067
WELLS FARGO COMPANY	  COM	  949746101   11,129	359,118	 SH	   Shared-defined  1234	      359,118
WISDOMTREE INVTS
  INC COM STK		  COM	  97717P104    6,887  1,659,464	 SH	   Shared-defined   123	    1,659,464
ASPEN INS HLDGS
  LTD COM STK		  COM	  G05384105   10,833	378,497	 SH	   Shared-defined  1234	      378,497
ASSURED GUARANTY LTD
  (BERMUDA) COM STK	  COM	  G0585R106    6,670	376,848	 SH	   Shared-defined  1234	      376,848
SEACUBE CONTAINER
  LEASING LTD COM STK	  COM	  G79978105   15,394  1,094,868	 SH	   Shared-defined   123	    1,094,868
